Liquidity and Financial Condition (Details) - USD ($)		Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents				$ 466,997		$ 884,188	$ 594,248
Short-term investment				30,003		39,399
Accounts receivable, net				86,035		165,933
Inventory				158,181		198,970
Total current assets				741,216		1,296,207
Equipment, net				7,229		10,957
Security deposit				3,900		15,900
Totals				757,549		1,349,083
Current liabilities:
Accounts payable and accrued expenses				41,163		279,066
Accounts payable and accrued expenses - subject to compromise				120,325
Accrued interest, related party - subject to compromise				43,301		36,833
Accrued interest				173,147
Related party accounts payable and accrued expenses- subject to compromise				370,151
Related party notes payable - secured claim				73,500		73,500
Convertible debentures, net of discounts				5,017,045		800,726
Billings in excess of costs and estimated earnings on uncompleted contracts				28,024		3,500
Deferred revenue				170,530		303,427
Total current liabilities				6,037,186		2,276,204
Debtor in possession financing				600,000
Total liabilities				6,637,186		4,678,380
Commitments and Contingencies
Stockholders' equity (deficit):
Accumulated deficit				(13,480,509)		(10,737,393)
Total stockholders' equity (deficit)				(5,879,637)		(3,329,297)	$ (2,088,549)
Totals				757,549		1,349,083
Predecessor [Member]
Current assets:
Cash and cash equivalents			$ 955,803	466,997	$ 26,127	$ 884,188
Short-term investment			30,011	30,003
Accounts receivable, net			190,893	86,035
Prepaid expenses			28,589
Inventory			40,170	158,181
Total current assets			289,663	741,216
Equipment, net			5,600	7,229
Security deposit			1,200	3,900
Goodwill
Intangible assets
Totals			296,463	757,549
Current liabilities:
Accounts payable and accrued expenses			487,699	41,163
Accounts payable and accrued expenses - subject to compromise			120,325	120,325
Accrued interest, related party - subject to compromise			43,301	43,301
Accrued interest			173,147	173,147
Related party accounts payable and accrued expenses- subject to compromise			370,151	370,151
Related party notes payable - secured claim			73,500	73,500
Convertible debentures, net of discounts			5,405,010	5,017,045
Billings in excess of costs and estimated earnings on uncompleted contracts			42,674	28,024
Deferred revenue			83,415	170,530
Convertible option liabilities
Total current liabilities			6,799,222	6,037,186
Debtor in possession financing			600,000	600,000
Convertible debentures, net of discounts
Total liabilities			7,399,222	6,637,186
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 5,405,010 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 491,357 issued and outstanding at June 30, 2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015			429,189
Successor additional paid-in capital
Predecessor additional paid-in capital			7,290,829
Accumulated deficit			(14,822,777)	(13,480,509)
Total stockholders' equity (deficit)				(5,879,637)
Totals			296,463	$ 757,549
Reorganization Adjustments [Member]
Current assets:
Cash and cash equivalents			955,803
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets			955,803
Equipment, net
Security deposit
Goodwill
Intangible assets
Totals			955,803
Current liabilities:
Accounts payable and accrued expenses	[1]		(212,219)
Accounts payable and accrued expenses - subject to compromise	[1]		(86,612)
Accrued interest, related party - subject to compromise	[1]		(16,801)
Accrued interest	[1]		(173,147)
Related party accounts payable and accrued expenses- subject to compromise	[1]		(163,522)
Related party notes payable - secured claim
Convertible debentures, net of discounts	[2]		(5,405,010)
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities	[3]		394,460
Total current liabilities			(5,662,851)
Debtor in possession financing	[3]		(600,000)
Convertible debentures, net of discounts	[3]		1,605,540
Total liabilities			(4,657,311)
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 5,405,010 issued and outstanding at June 30, 2016	[2]		5,405,010
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 491,357 issued and outstanding at June 30, 2016	[4]		4,913
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	[4]		(429,189)
Successor additional paid-in capital	[5]		(45,151)
Predecessor additional paid-in capital
Accumulated deficit			677,531
Total stockholders' equity (deficit)			5,613,114
Totals			955,803
Fresh-Start Adjustments [Member]
Current assets:
Cash and cash equivalents
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets
Equipment, net
Security deposit
Goodwill	[6]		4,162,173
Intangible assets	[6]		3,879,000
Totals			8,041,173
Current liabilities:
Accounts payable and accrued expenses
Accounts payable and accrued expenses - subject to compromise
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise
Related party notes payable - secured claim
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities
Total current liabilities
Debtor in possession financing
Convertible debentures, net of discounts
Total liabilities
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 5,405,010 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 491,357 issued and outstanding at June 30, 2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital	[6]		1,186,756
Predecessor additional paid-in capital	[6]		(7,290,829)
Accumulated deficit	[6]		14,145,246
Total stockholders' equity (deficit)			8,041,173
Totals			8,041,173
Successor [Member]
Current assets:
Cash and cash equivalents		$ 346,417	955,803
Short-term investment		30,014	30,011
Accounts receivable, net		279,767	190,893
Prepaid expenses		33,589	28,589
Inventory		138,427	40,170
Total current assets		853,967	1,245,466
Equipment, net		4,926	5,600
Security deposit		1,200	1,200
Goodwill		4,162,173	4,162,173
Intangible assets			3,879,000
Totals		8,755,391	9,293,439
Current liabilities:
Accounts payable and accrued expenses		199,077	275,480
Accounts payable and accrued expenses - subject to compromise		12,516	33,713
Accrued interest, related party - subject to compromise			26,500
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise		92,840	206,629
Related party notes payable - secured claim		25,000	73,500
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts		111,353	42,764
Deferred revenue		167,002	83,415
Convertible option liabilities			394,460
Total current liabilities		1,029,721	1,136,371
Debtor in possession financing
Convertible debentures, net of discounts			1,605,540
Total liabilities		2,747,069	2,741,911
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 5,405,010 issued and outstanding at June 30, 2016			5,405,010
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 491,357 issued and outstanding at June 30, 2016			4,913
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital			1,141,605
Predecessor additional paid-in capital
Accumulated deficit		(543,206)
Total stockholders' equity (deficit)		6,008,322
Totals		$ 8,755,391	$ 9,293,439

[1]	Reflects the settlement of accounts payable and accrued expenses upon Emergence, as well as payments made on the Effective Date.
[2]	Reflects the conversion of Convertible Debentures to Preferred Stock.
[3]	Reflects the Convertible Debentures.
[4]	Reflects the cancellation of predecessor common stock and the issuance of successor common stock.
[5]	Reorganization adjustment.
[6]	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.